b) Changes in net actuarial liabilities (assets) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end		R$ (9,471)
P B S [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	R$ (17,609)	(15,731)
Expense (revenue) recognized in income (loss)	(1,063)
Contributions of the sponsor
Recognized actuarial (gains) or losses	(815)
Recognized actuarial (gains) or losses
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	(3,236)	(1,360)
Expense (revenue) recognized in income (loss)	(90)
Contributions of the sponsor
Recognized actuarial (gains) or losses	(1,786)
Recognized actuarial (gains) or losses
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	(118)	(287)
Expense (revenue) recognized in income (loss)	(20)
Contributions of the sponsor
Recognized actuarial (gains) or losses	189
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	672	858
Expense (revenue) recognized in income (loss)	57
Contributions of the sponsor	(45)
Recognized actuarial (gains) or losses	(198)
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	2,589	2,145
Expense (revenue) recognized in income (loss)	160
Contributions of the sponsor
Recognized actuarial (gains) or losses	284
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Net actuarial liabilities (assets) on end	3,231	R$ 4,343
Expense (revenue) recognized in income (loss)	535
Contributions of the sponsor	(8)
Recognized actuarial (gains) or losses	R$ (1,639)